Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Disclosure of commitments and contingent liabilities [Abstract]
Disclosure of commitments and contingent liabilities [text block]
25.	Commitments and contingencies

Leasing arrangements

Operating lease commitments – Bank as lessee

Future minimum lease payments under cancellable operating leases as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
Within 1 year	2,006	1,984	2,055
After 1 year but not more than 5 years	7,335	7,362	6,731
More than 5 years	8,814	10,638	14,128
Total	18,155	19,984	22,914

The total amount of expenses recognized in connection with such leases in 2017, 2016 and 2015 are $2,332, $2,605 and $2,930, respectively.

Operating leases – Bank as sub-lessor

Future minimum lease payments under cancellable operating leases as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
Within 1 year	300	289	455
After 1 year but not more than 5 years	243	646	822
Total	543	935	1,277

The total amount of income recognized in connection with such leases in 2017, 2016 and 2015 are $275, $436 y $661, respectively.